INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Associates of the Company
19(a)    Associates of our Company

			Percentage of equity interest
			As of December 31
Company Name	Nature of business	Country of incorporation	2024	2023
Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	Manufacturing of rubber cable	PRC	25.00%	25.00%
Siam Pacific Holding Company Limited (“SPHC”)	Investment & holding company	Thailand	49.00%	49.00%
Loxpac (Thailand) Company Limited (“Loxpac”) (Formerly known as “Loxley Pacific Co., Ltd.")	Providing telecommunication service	Thailand	21.39%	21.39%
Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )	Investment & holding company	Hong Kong	23.10%	23.10%

Movements in Investments in Associates	19(b) Carrying amounts of investment in associates

	As of December 31,
	2024	2023
	US$’000	US$’000
At January 1	810	805
Share of loss of associates	(2)	(2)
Exchange difference	(1)	7
At December 31	807	810

Summarized Financial Information of Investments in Associates
The following table summarized financial information of our Company’s investments in associates:

	As of December 31,
	2024	2023
	US$’000	US$’000
Summarized financial information of SPHC:
Current assets	4	4
Non-current assets	1,834	1,835
Current liabilities	(3)	(2)
Non-current liabilities	(189)	(184)
Equity	1,646	1,653

Reconciliation to our Company’s investments in associates:
Percentage of equity interest	49%	49%
Carrying amount of the investment	807	810

	For the year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Summarized financial information of SPHC:
Revenue	—	—	—
Loss for the year	(5)	(4)	(3)

Reconciliation to our Company’s investments in associates:
Percentage of equity interest	49%	49%	49%
Share of the associates’ loss for the year:	(2)	(2)	(1)